PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepaid expenses	$ 2,746	$ 3,072	$ 2,610
Advance to employees	755	825	801
Receivables related to disposal of long-term Investments	46,478	58,974
Interest Receivable	3,496	4,349	4,530
Funds receivable	2,694	4,498	4,405
Properties held for sale	43,586	30,127	23,857
Others	18,635	13,875	5,685
Total	118,390	115,720	41,888
Less: allowance of credit losses	(9,343)	(3,629)	(2,210)	$ (1,467)
Prepayments and other current assets, net	$ 109,047	$ 112,091	$ 39,678